                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number

                           SCUDDER INSTITUTIONAL FUNDS
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                                One South Street
                              Baltimore, MD 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: 410) 895-500
                                                            ------------

                             Daniel O. Hirsch, Esq.
                                One South Street
                              Baltimore, MD 21202
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Equity 500 Index Fund

Semiannual Report to Shareholders

June 30, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

Scudder Equity 500 Index Fund

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Shareholder Meeting Results

Scudder Equity 500 Index Portfolio

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

4<Click Here> Notes to Financial Statements

<Click Here> Shareholder Meeting Results

<Click Here> Investment Products

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary June 30, 2003

Average Annual Total Returns*
Scudder Equity 500 Index Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Premier Class	11.65%	.20%	-11.29%	-1.71%	9.93%
Investment Class(a)	11.60%	.09%	-11.41%	-1.84%	9.77%
S&P 500 Index+	11.76%	.25%	-11.20%	-1.61%	10.04%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

++ Total returns shown for periods of less than one year are not annualized.
Net Asset Value and Distribution Information
	Investment Class	Premier Class
Net Asset Value: 6/30/03	$ 109.46	$ 110.62
5/19/03 (inception date of Investment Class shares) and 12/31/02 (Premier Class net asset value)	$ 106.22	$ 99.84
Distribution Information: Income Dividends	$ .35	$ .80

Premier Class Lipper Rankings* - S&P 500 Index Objective Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	11	of	173	7
3-Year	15	of	141	11
5-Year	9	of	91	10
10-Year	4	of	31	13

Rankings are historical and do not guarantee future results. Rankings are based on total returns with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $5,000,000 Investment*
[] Scudder Equity 500 Index Fund - Premier Class [] S&P 500 Index+

Yearly periods ended June 30

Comparative Results*
Scudder Equity 500 Index Fund		1-Year	3-Year	5-Year	10-Year
Premier Class	Growth of $5,000,000	$5,010,000	$3,490,500	$4,588,000	$12,892,000
	Average annual total return	.20%	-11.29%	-1.71%	9.93%
S&P 500 Index+	Growth of $5,000,000	$5,012,500	$3,501,000	$4,609,500	$13,018,500
	Average annual total return	.25%	-11.20%	-1.61%	10.04%

The growth of $5,000,000 is cumulative.

The minimum investment for the Premier Class is $5,000,000.

Growth of an Assumed $10,000 Investment*
[] Scudder Equity 500 Index Fund - Investment Class(a) [] S&P 500 Index+

Yearly periods ended June 30

Comparative Results*
Scudder Equity 500 Index Fund		1-Year	3-Year	5-Year	10-Year
Investment Class(a)	Growth of $10,000	$10,009	$6,952	$9,111	$25,410
	Average annual total return	.09%	-11.41%	-1.84%	9.77%
S&P 500 Index+	Growth of $10,000	$10,025	$7,002	$9,219	$26,037
	Average annual total return	.25%	-11.20%	-1.61%	10.04%

The growth of $10,000 is cumulative.

Notes to Performance Summary

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
a On May 19, 2003, the Investment Class of the fund was issued in conjunction with the combination of Equity 500 Index Fund - Investment (the "Acquired fund") and the fund. The Acquired fund was, and the fund is, a feeder fund investing all of its investable assets in the same master portfolio, the Scudder Equity 500 Index Portfolio. Returns shown prior to May 19, 2003 are the actual returns of the Acquired fund.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the Fund's most up-to-date performance.

Portfolio Management Review

In the following interview, on behalf of the portfolio management team, Lead Portfolio Manager James Creighton discusses Scudder Equity 500 Index Fund's market environment and performance during the six-month period ended June 30, 2003.

Q: How did Scudder Equity 500 Index Fund perform over the first half of 2003?

A: Scudder Equity 500 Index Fund tracked its benchmark, the Standard & Poor's 500 Index, for the six months ended June 30, 2003.1 The fund produced a return of 11.60% (Investment Class shares) for the semiannual period, compared with 11.76% for the benchmark. (See pages 3 through 6 for performance of other share classes.) The fund modestly outperformed the Lipper S&P 500 Index Objective Funds category average semiannual return of 11.37%.2 The fund (Investment Class shares) ranked 24, 27 and 10 for the one-, five- and 10-year periods as of June 30, 2003. There were 173, 91 and 31 funds, respectively, in Lipper's S&P 500 Index Objective Funds category.3 (See page 3 for Lipper rankings for the other share classes.) The broad-based S&P 500 index is a group of large-company stocks that is not available for direct investment.

1 S&P 500 is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the fund's investment advisor. The S&P 500 index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies. Index returns do not reflect fees or expenses, which have been deducted from the fund's return.
2 The Lipper S&P 500 Index Objective Funds category represents funds that are passively managed and have committed by prospectus language to replicate the performance of the S&P 500 Index, including reinvested dividends. Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
3 Source: Lipper Inc. Ranking is based on the fund's total return during the periods cited. Performance includes reinvestment and capital gains and is no guarantee of future results.

In addition, the fund's Premier and Investment Class shares each received a 4-star Overall Morningstar Rating™ based on risk-adjusted performance as of June 30, 2003, out of 1,037 funds in the Large Blend category.4

4 © 2003 Morningstar, Inc. All rights reserved. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this rating. For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. This fund was rated 3 stars for the 3-year, 3 stars for the 5-year and 4 stars for the 10-year periods ending 6/30/03. For these time periods, there were 1,037, 717 and 222 US-domiciled funds, respectively, in the Large Blend category. There were 1,037 funds in this category for the Overall Rating period. Ratings are for Class INV and PRMR shares. The top 10% of funds in a category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating™ for a fund is derived from a weighted average of the performance figures associated with its applicable 3-, 5- and 10-year Morningstar Rating metrics.

Q: What were the primary factors affecting the US equity markets during the past six months?

A: In a welcome turnabout from the past three years, US equities gained ground for the six months ended June 30, 2003. Still, the S&P 500 index saw divergent performance within the semiannual period.

During the first quarter 2003, the S&P 500 Index declined 3.15%, as equities partially offset the market rally of fourth quarter 2002. After starting the new year on a positive note, equity markets peaked during the second week of January 2003 and then began a sustained decline, as fears surrounding the likely war with Iraq heightened. Economic activity slowed as geopolitical concerns reverberated throughout most sectors. Indeed, virtually every major indicator proved weaker than expected as full-year US gross domestic product (GDP) growth estimates continued to be reduced. By the beginning of March 2003, a "war relief" rally took place, erasing much of the first quarter's decline, as investors grew optimistic that the war would not last very long.

Standard & Poor's 500 index levels 1/1/03 to 6/30/03

Source: Deutsche Investment Management Americas, Inc.

Past performance is not indicative of future results. This chart is for illustrative purposes only and is not intended to be representative of the Scudder Equity 500 Index Fund's performance.

For the second quarter 2003, the S&P 500 index was up 15.39%, marking the largest single quarter gain for the S&P 500 index in four and a half years. Economic and political conditions improved, leading investors to favor equities. A significant number of corporate earnings announcements during the quarter met or exceeded expectations, and future earnings estimates were revised up. Furthermore, the low-interest-rate environment and declining yields on bond investments drew more attention to equities as investors sought higher returns. The case for owning equities was additionally strengthened by a $350 billion US tax cut, an accommodative Federal Reserve Board, and a declining dollar that benefited US companies distributing products and services overseas. Finally, while the journey to freedom in Iraq is by no means at an end, the conclusion of active military operations toward the end of April 2003 provided the equity markets with a degree of geopolitical stability not seen in the last two years or so.

For the semiannual period overall, large-cap stocks, as measured by the S&P 500 index, underperformed mid-cap and small-cap stocks, as measured by the S&P MidCap 400 Index and the Russell 2000 Index, respectively.5,6 Within the large-cap sector, value-oriented stocks only modestly outperformed growth-oriented stocks, with year-to-date returns separated by approximately 1%, as measured by the S&P 500 Barra Value Index versus the S&P 500 Barra Growth Index.7,8

5 The S&P MidCap 400 Index is an unmanaged index that tracks the stock movement of 400 mid-sized US companies.
6 The Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on market capitalization.
7 The S&P 500 Barra Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios.
8 The S&P 500 Barra Growth Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have high price-to-book ratios.

Q: Which sectors and stocks within the S&P 500 index were the best and worst performers?

A: For the six months ended June 30, 2003, sector performance within the S&P 500 index was positive across the board. Financials, information technology and consumer discretionary were the best-performing sectors. Telecommunications services, materials and consumer staples were the worst-performing sectors for the semiannual period. The financials sector continued to be the largest weight within the S&P 500 index through the period, accounting for 20.1% of the S&P 500 index's market capitalization at June 30, 2003. However, the biggest changes in weighting within the S&P 500 index during the first half of the year came from the consumer staples, information technology and utilities sectors, which each grew in weighting, and from the consumer discretionary, industrials and telecommunications services sectors, which each declined in index weighting. Sector weightings in the S&P 500 index will vary over time, because the index is a market-value weighted benchmark. Market-value weighted means that the weight of each stock in the index, for a given month, is proportionate to its market capitalization (price times the number of shares outstanding) at the beginning of that month. As the market-value of the stocks in the index shifts, so, too, do the weightings of the sectors of which they are a part.

The best semiannual returns among the S&P 500 index stocks came from General Electric, Citigroup and Intel. The worst-performing individual stocks based on total return were AIG, SBC Communications and AT&T.

Q: What were the major changes to the S&P 500 index during the semiannual period?

A: From time to time, Standard & Poor's adjusts the makeup of the index following corporate actions, such as mergers, acquisitions, spin-offs and similar events. In addition, Standard & Poor's may adjust the makeup of the index to reflect its changing assessment of which businesses and industries are having a major impact on the US economy.

In all, there were just five additions to and deletions from the S&P 500 index for the first half of the year, compared with 10 additions and 10 deletions during the first half of 2002. Perhaps most notable was the deletion of Pharmacia during the second quarter 2003, and its replacement by Federated Investors. Pharmacia was acquired by Pfizer Inc., which is already a component of the S&P 500 index. Also, on the last day of the first quarter 2003, Household International was deleted from the S&P 500 index as a result of being bought out by foreign-owned HSBC, and thus making it ineligible for a place in the S&P 500 index. Household International was replaced by Symantec Corp.

Q: What investment strategies do you intend to pursue in the fund?

A: As managers of an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 index, we neither evaluate short-term fluctuations in the fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets as we seek to closely track the performance of the benchmark.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary June 30, 2003

Asset Allocation	6/30/03	12/31/02

Common Stocks	99%	100%
Cash Equivalents	1%	-
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	6/30/03	12/31/02

Financials	20%	20%
Health Care	15%	15%
Information Technology	15%	14%
Consumer Staples	12%	10%
Consumer Discretionary	11%	13%
Industrials	11%	12%
Energy	6%	6%
Telecommunication Services	4%	4%
Utilities	3%	3%
Other	3%	3%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2003 (23.3% of Portfolio)
1. General Electric Co. Industrial conglomerate	3.2%
2. Microsoft Corp. Developer of computer software	3.0%
3. Pfizer, Inc. Manufacturer of presciption pharmaceuticals and non-prescription self- medications	3.0%
4. Exxon Mobil Corp. Explorer and producer of oil and gas	2.7%
5. Wal-Mart Stores, Inc. Operator of discount stores	2.6%
6. Citigroup, Inc. Provider of diversified financial services	2.4%
7. Johnson & Johnson Provider of health care products	1.7%
8. American International Group, Inc. Provider of insurance services	1.6%
9. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.6%
10. Intel Corp. Designer, manufacturer and seller of computer components and related products	1.5%

Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 27. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investment in the Scudder Equity 500 Index Portfolio, at value	$ 2,411,693,193
Receivable for Fund shares sold	2,333,032
Other assets	14,332
Total assets	2,414,040,557
Liabilities
Payable for Fund shares redeemed	6,139,113
Other accrued expenses and payables	377,294
Total liabilities	6,516,407
Net assets, at value	$ 2,407,524,150
Net Assets
Net assets consist of: Undistributed net investment income	627,682
Net unrealized appreciation (depreciation) on investments	740,325,572
Accumulated net realized gain (loss)	(162,815,679)
Paid-in capital	1,829,386,575
Net assets, at value	$ 2,407,524,150
Net Asset Value
Investment Class Net Asset Value, offering and redemption price per share ($491,026,901 / 4,485,835 shares of capital stock, $.001 par value, unlimited number of shares authorized)	$ 109.46
Premier Class Net Asset Value, offering and redemption price per share ($1,916,497,249 / 17,325,528 shares of capital stock, $.001 par value, unlimited number of shares authorized)	$ 110.62

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income and expenses allocated from Scudder Equity 500 Index Portfolio: Dividends (net of foreign taxes withheld of $1,984)	$ 15,610,077
Interest	178,739
Expenses(a)	(448,942)
Net investment income (loss) allocated from Scudder Equity 500 Index Portfolio	15,339,874
Expenses: Administrator service fee	590,787
Audit fees	6,684
Legal fees	5,193
Trustees' fees and expenses	2,480
Reports to shareholders	18,949
Registration fees	41,218
Other	4,833
Total expenses, before expense reductions	670,144
Expense reductions	(138,216)
Total expenses, after expense reductions	531,928
Net investment income (loss)	14,807,946
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(71,657,094)
Net unrealized appreciation (depreciation) during the period on investments	299,738,159
Net gain (loss) on investment transactions	228,081,065
Net increase (decrease) in net assets resulting from operations	$ 242,889,011

a For the six months ended June 30, 2003, the Scudder Equity 500 Index Portfolio waived fees in the amount of $48,186 which was allocated to the feeder funds on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002(a)
Operations: Net investment income (loss)	$ 14,807,946	$ 20,660,308
Net realized gain (loss) on investment transactions	(71,657,094)	(174,134,092)
Net unrealized appreciation (depreciation) on investment transactions during the period	299,738,159	(196,926,844)
Net increase (decrease) in net assets resulting from operations	242,889,011	(350,400,628)
Distributions to shareholders from: Net investment income: Investment Class	(1,592,345)	-
Premier Class	(13,062,684)	(20,810,813)
Fund share transactions: Proceeds from shares sold	512,088,317	881,881,499
Subscriptions in-kind	193,116,766	79,675,476
Reinvestment of distributions	14,739,423	19,242,498
Redemption in-kind	(124,033,064)	-
Cost of shares redeemed	(274,737,767)	(663,593,154)
Net assets acquired in tax free reorganization	463,978,392	-
Net increase (decrease) in net assets from Fund share transactions	785,152,067	317,206,319
Increase (decrease) in net assets	1,013,386,049	(54,005,122)
Net assets at beginning of period	1,394,138,101	1,448,143,223
Net assets at end of period (includes undistributed net investment income of $627,682 and $474,765, respectively)	$ 2,407,524,150	$ 1,394,138,101

a Information shown in Year ended December 31, 2002 only includes the Premier Class. Prior to May 19, 2003 the Investment Class was not part of this Fund.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Investment Class
2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 106.22
Income (loss) from investment operations: Net investment income (loss)[b]	.17
Net realized and unrealized gain (loss) on investment transactions	3.42
Total from investment operations	3.59
Less distributions from: Net investment income	(.35)
Total distributions	(.35)
Net asset value, end of period	$ 109.46
Total Return (%)[c]	3.38**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	491
Ratio of expenses before expense reductions, including expenses of the Scudder Equity 500 Index Portfolio (%)	.36*
Ratio of expenses after expense reductions, including expenses of the Scudder Equity 500 Index Portfolio (%)	.25*
Ratio of net investment income (loss) (%)	1.31*
[a] For the period from May 19, 2003 (commencement of operations of Investment Class shares) to June 30, 2003. (Unaudited). (see Note C)
[b] Based on average shares outstanding during period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Premier Class
Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 99.84	$ 130.19	$ 151.92	$ 184.50	$ 156.72	$ 125.63
Income (loss) from investment operations:
Net investment income (loss)	.85[e]	1.71[e]	1.79	2.03	2.26	2.05
Net realized and unrealized gain (loss) on investment transactions	10.73	(30.42)	(20.07)	(18.33)	29.93	33.70
Total from investment operations	11.58	(28.71)	(18.28)	(16.30)	32.19	35.75
Less distributions from: Net investment income	(.80)	(1.64)	(1.90)	(2.07)	(2.22)	(2.05)
In excess of net realized gain	-	-	-	-	(2.19)	-
Net realized gains on investment transactions	-	-	(1.55)	(14.21)	-	(2.61)
Total distributions	(.80)	(1.64)	(3.45)	(16.28)	(4.41)	(4.66)
Net asset value, end of period	$ 110.62	$ 99.84	$ 130.19	$ 151.92	$ 184.50	$ 156.72
Total Return (%)[d]	11.65**	(22.12)	(12.04)	(9.22)	20.75	28.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,916	1,394	1,448	2,213	2,991	2,289
Ratio of expenses before expense reductions, including expenses of the Scudder Equity 500 Index Portfolio (%)	.11*	.11	.11	.12	.13	.17
Ratio of expenses after expense reductions, including expenses of the Scudder Equity 500 Index Portfolio (%)	.10*	.10	.10	.10[b]	.10	.10[c]
Ratio of net investment income (loss) (%)	1.68*	1.52	1.25	1.14	1.31	1.48
[a] For the six months ended June 30, 2003 (Unaudited).
[b] Effective March 15, 2000, the Advisor and Administrator contractually agreed to limit the annual operating expenses of the portfolio to .05% of the portfolio's average daily net assets.
[c] Effective May 6, 1998, the Advisor and Administrator contractually agreed to limit its fees from the portfolio to the lesser of .05% or the amount that brings the total annual operating expenses up to .08% of the portfolio's average daily net assets.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Based on average shares outstanding during the period.
* Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Equity 500 Index Fund ("Scudder Equity 500 Index Fund" or the "Fund"), is a diversified series of the Scudder Institutional Funds (formerly BT Institutional Funds) (the "Trust") which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Scudder Equity 500 Index Portfolio (the "Portfolio"), a diversified, open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc."). Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Prospectus and Statement of Additional Information. On June 30, 2003, the Fund owned approximately 80% of the Scudder Equity 500 Index Portfolio.

The Fund offers two classes of shares: Premier Class and Investment Class. On May 19, 2003, the existing shares of the Fund were designated as Premier Class. In addition, all of the net assets acquired from the merger with Scudder Equity 500 Index Fund-Investment (see Note C) were designated as Investment Class. Premier Class and Investment Class shares are not subject to initial or contingent deferred sales charges. Premier shares are offered to a limited group of investors and have lower ongoing expenses than the Investment Class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statement included elsewhere in the report.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2002, the Fund had a net tax basis capital loss carryforward of approximately $62,591,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2010, the expiration date, whichever occurs first.

In addition, at December 31, 2002, the Fund incurred approximately $28,624,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2003.

Distribution of Income and Gains. Distributions of net investment income, if any, are made quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 474,765
Capital loss carryforwards	$ (62,591,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Year ended December 31, 2002	Year ended December 31, 2001
Distributions from ordinary income*	$ 20,810,813	$ 21,320,155
Distributions from long-term capital gains	$ -	$ 16,743,216

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions, if any, will be distributed at the end of the current fiscal year.

Other. The Fund records daily pro rata share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Fund, both wholly owned subsidiaries of Deutsche Bank AG.

For the six months ended June 30, 2003, the Advisor and Administrator contractually agreed to waive its fees and reimburse expenses of each class to the extent necessary to maintain the annualized expenses to 0.10% for the Premier Class and to 0.25% for the Investment Class, including expenses of the Portfolio.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.30% for the Investment Class and of 0.05% for the Premier Class based on each classes' average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2003, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Amount Waived	Unpaid at June 30, 2003	Effective Rate
Investment Class	$ 171,656	$ 63,178	$ 108,478.19%
Premier Class	419,131	75,038	64,701.04%
	$ 590,787	$ 138,216	$ 173,179

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Acquisition of Assets

On May 19, 2003, the Fund acquired all the net assets of Scudder Equity 500 Index Fund-Investment (the "Acquired Fund") pursuant to a plan of reorganization approved by the shareholders on April 14, 2003. The acquisition was accomplished by a tax-free exchange of 4,367,934 shares of the Investment Class of the Fund for the 4,367,934 outstanding shares of the Acquired Fund on May 19, 2003. The Acquired Fund's net assets at that date ($463,978,392), including $220,645,168 of unrealized appreciation, were combined with those of the the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,938,058,615. The combined net assets of the Fund immediately following the acquisition were $2,402,037,007.

D. Share Transactions

The following table summarizes share and dollar activity in Scudder Equity 500 Index Fund:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Investment Class*	224,033	$ 24,611,983	-	$ -
Premier Class	4,932,981	487,476,334	8,077,564	881,881,499
		$ 512,088,317		$ 881,881,499
Subscription in-kind
Investment Class*	-	$ -	-	$ -
Premier Class	1,970,378	193,116,766	706,844	79,675,476
		$ 193,116,766		$ 79,675,476
Shares issued in tax-free reorganization
Investment Class	4,367,934	$ 463,978,392	-	$ -
Shares issued to shareholders in reinvestment of distributions
Investment Class*	22,527	$ 2,445,668	-	$ -
Premier Class	117,282	12,293,755	181,876	19,242,498
		$ 14,739,423		$ 19,242,498
Shares redeemed
Investment Class*	(128,659)	$ (14,103,512)	-	$ -
Premier Class	(2,492,447)	(260,634,255)	(6,125,921)	(663,593,154)
		$ (274,737,767)		$ (663,593,154)
Redemption-in-Kind
Investment Class*	-	$ -	-	$ -
Premier Class	(1,166,533)	(124,033,064)	-	-
		$ (124,033,064)		$ -
Net increase (decrease)
Investment Class*	4,485,835	$ 476,932,531	-	$ -
Premier Class	3,361,661	308,219,536	2,840,363	317,206,319
		$ 785,152,067		$ 317,206,319

* For the period from May 19, 2003 (commencement of sales of Investment Class shares) to June 30, 2003.

Shareholder Meeting Results

Scudder Equity 500 Index Fund - Investment Class

A Special Meeting of Shareholders of Scudder Equity 500 Index Fund - Investment (the "fund"), a series of BT Pyramid Mutual Funds, was held on April 14, 2003. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):

1. To approve an Agreement and Plan of Reorganization providing for the transfer of all the assets and scheduled liabilities of the fund in exchange for shares of beneficial interest of a newly created corresponding series of the Scudder Equity 500 Index Fund - Premier, a series of BT Institutional Funds (the "New Class"), and the distribution of New Class shares to shareholders of the fund.

Affirmative	Against	Abstain	Broker Non-Votes
2,103,706	11,365	37,541	569,601

Shareholder Meeting Results

A Special Meeting of Shareholders of Equity 500 Index Portfolio (the "Portfolio") was held on March 31, 2003. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To approve a new advisory agreement between the Portfolio and Deutsche Asset Management, Inc. ("DeAM, Inc.").

Affirmative	Against	Abstain
36,904,972	1,479,035	2,045,161

2. To approve an investment sub-advisory agreement for the Portfolio between DeAM, Inc. and Northern Trust Investments, Inc.

Affirmative	Against	Abstain
36,874,682	1,499,272	2,055,214

Investment Portfolio as of June 30, 2003 (Unaudited)

	Shares	Value ($)

Common Stocks 99.2%
Consumer Discretionary 10.9%
Auto Components 0.2%
Cooper Tire & Rubber Co.	20,702	364,148
Dana Corp.	42,881	495,704
Delphi Corp.	178,246	1,538,263
Goodyear Tire & Rubber Co.	57,996	304,479
Johnson Controls, Inc.	30,832	2,639,219
Visteon Corp.	37,031	254,403
		5,596,216
Automobiles 0.6%
AutoNation, Inc.	93,700	1,472,964
Ford Motor Co.	618,185	6,793,853
General Motors Corp.	188,571	6,788,556
Harley-Davidson, Inc.	100,551	4,007,963
		19,063,336
Hotel Restaurants & Leisure 0.9%
Carnival Corp.	207,997	6,761,982
Darden Restaurants, Inc.	57,680	1,094,766
Harrah's Entertainment, Inc.*	37,118	1,493,628
Hilton Hotels Corp.	125,639	1,606,923
International Game Technology*	28,266	2,892,460
Marriott International, Inc. "A"	78,432	3,013,357
Starbucks Corp.*	129,154	3,166,856
Starwood Hotels & Resorts Worldwide, Inc.	66,812	1,910,155
Wendy's International, Inc.	37,480	1,085,796
YUM! Brands, Inc.*	98,591	2,914,350
		25,940,273
Household Durables 0.5%
American Greeting Corp. "A"*	19,240	377,874
Black & Decker Corp.	25,952	1,127,614
Centex Corp.	20,352	1,583,182
Fortune Brands, Inc.	49,554	2,586,719
KB Home	15,836	981,515
Leggett & Platt, Inc.	65,266	1,337,953
Maytag Corp.	25,439	621,220
Newell Rubbermaid, Inc.	88,850	2,487,800
Pulte Homes, Inc.	20,239	1,247,937
Snap-On, Inc.	19,232	558,305
The Stanley Works	29,253	807,383
Tupperware Corp.	17,042	244,723
Whirlpool Corp.	23,634	1,505,486
		15,467,711
Internet & Catalog Retailing 0.4%
eBay, Inc.*	106,708	11,116,839
Leisure Equipment & Products 0.2%
Brunswick Corp.	28,630	716,323
Eastman Kodak Co.	97,131	2,656,533
Hasbro, Inc.	58,302	1,019,702
Mattel, Inc.	145,414	2,751,233
		7,143,791
Media 4.2%
AOL Time Warner, Inc.*	1,504,612	24,209,207
Clear Channel Communications, Inc.*	205,963	8,730,772
Comcast Corp. "A"*	750,227	22,641,851
Dow Jones & Co., Inc.	27,822	1,197,181
Gannett Co., Inc.	88,769	6,818,347
Interpublic Group of Companies, Inc.	127,595	1,707,221
Knight-Ridder, Inc.	27,382	1,887,441
McGraw-Hill, Inc.	64,537	4,001,294
Meredith Corp.	15,438	679,272
Monster Worldwide, Inc.*	36,089	712,036
New York Times Co. "A"	50,673	2,305,622
Omnicom Group, Inc.	62,268	4,464,616
Tribune Co.	101,397	4,897,475
Univision Communications, Inc. "A"*	78,197	2,377,189
Viacom, Inc. "B"*	582,609	25,436,709
Walt Disney Co.	682,340	13,476,215
		125,542,448
Multiline Retail 1.3%
Big Lots, Inc.*	38,296	575,972
Costco Wholesale Corp.*	151,133	5,531,468
Dillard's, Inc. "A"	24,768	333,625
Dollar General Corp.	110,236	2,012,909
Family Dollar Stores, Inc.	57,272	2,184,927
Federated Department Stores, Inc.*	63,410	2,336,659
J.C. Penny Co., Inc.	89,475	1,507,654
Kohl's Corp.*	111,738	5,741,098
Nordstrom, Inc.	45,266	883,592
Sears, Roebuck & Co.	105,136	3,536,775
Target Corp.	300,991	11,389,499
The May Department Stores Co.	96,019	2,137,383
		38,171,561
Specialty Retail 2.2%
AutoZone, Inc.*	29,808	2,264,514
Bed Bath & Beyond, Inc.*	97,266	3,774,893
Best Buy Co., Inc.*	106,448	4,675,196
Circuit City Stores-Circuit City Group	68,833	605,730
Home Depot, Inc.	770,099	25,505,679
Lowe's Companies, Inc.	258,287	11,093,427
Office Depot, Inc.*	102,159	1,482,327
RadioShack Corp.	55,695	1,465,335
Sherwin-Williams Co.	49,605	1,333,382
Staples, Inc.*	156,582	2,873,280
The Gap, Inc.	295,858	5,550,296
Tiffany & Co.	48,016	1,569,163
TJX Companies, Inc.	176,799	3,330,893
Toys ''R'' Us, Inc.*	70,261	851,563
		66,375,678
Textiles, Apparel & Luxury Goods 0.4%
Jones Apparel Group, Inc.*	41,660	1,218,972
Liz Claiborne, Inc.	34,206	1,205,762
NIKE, Inc. "B"	87,408	4,675,454
Reebok International Ltd.*	19,771	664,899
The Limited, Inc.	176,911	2,742,121
VF Corp.	35,340	1,200,500
		11,707,708
Consumer Staples 11.7%
Beverages 2.8%
Adolph Coors Co. "B"	12,002	587,858
Anheuser-Busch Companies, Inc.	277,980	14,190,879
Brown-Forman Corp. "B"	19,939	1,567,604
Coca-Cola Enterprises, Inc.	149,424	2,712,046
Pepsi Bottling Group, Inc.	91,462	1,831,069
PepsiCo, Inc.	571,650	25,438,425
The Coca-Cola Co.	824,635	38,271,310
		84,599,191
Food & Drug Retailing 3.6%
CVS Corp.	130,059	3,645,554
Kroger Co.*	257,163	4,289,479
Safeway, Inc.*	149,707	3,063,005
Supervalu, Inc.	40,402	861,371
Sysco Corp.	216,790	6,512,372
Wal-Mart Stores, Inc.	1,459,554	78,334,263
Walgreen Co.	339,078	10,206,248
Winn-Dixie Stores, Inc.	46,836	576,551
		107,488,843
Food Products 1.6%
Albertson's, Inc.	128,689	2,470,829
Archer-Daniels-Midland Co.	213,053	2,741,992
Campbell Soup Co.	136,409	3,342,021
ConAgra Foods, Inc.	178,352	4,209,107
General Mills, Inc.	122,350	5,800,614
H.J. Heinz Co.	116,754	3,850,547
Hershey Foods Corp.	45,130	3,143,756
Kellogg Co.	135,534	4,658,304
McCormick & Co., Inc.	44,400	1,207,680
McDonald's Corp.	421,056	9,288,495
Sara Lee Corp.	259,839	4,887,572
William Wrigley Jr. Co.	74,782	4,204,992
		49,805,909
Household Products 2.0%
Clorox Co.	73,032	3,114,815
Colgate-Palmolive Co.	178,268	10,330,631
Kimberly-Clark Corp.	170,307	8,879,807
Procter & Gamble Co.	431,894	38,516,307
		60,841,560
Personal Products 0.6%
Alberto-Culver Co. "B"	18,958	968,754
Avon Products, Inc.	78,035	4,853,777
Gillette Co.	342,206	10,902,683
		16,725,214
Tobacco 1.1%
Altria Group, Inc.	674,652	30,656,187
R.J. Reynolds Tobacco Holdings, Inc.	30,045	1,117,974
UST, Inc.	57,251	2,005,503
		33,779,664
Energy 5.7%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	111,773	3,752,220
BJ Services Co.*	53,314	1,991,811
Halliburton Co.	144,560	3,324,880
Nabors Industries Ltd.*	47,919	1,895,196
Noble Corp.*	42,724	1,465,433
Rowan Companies, Inc.	33,039	740,074
Schlumberger Ltd.	193,572	9,208,220
Transocean Sedco Forex, Inc.	107,900	2,370,563
		24,748,397
Oil & Gas 4.9%
Amerada Hess Corp.	30,155	1,483,023
Anadarko Petroleum Corp.	82,234	3,656,946
Apache Corp.	52,537	3,418,073
Ashland, Inc.	22,604	693,491
Burlington Resources, Inc.	68,306	3,693,305
ChevronTexaco Corp.	353,333	25,510,643
ConocoPhillips	225,345	12,348,906
Devon Energy Corp.	77,752	4,151,957
EOG Resources, Inc.	40,300	1,686,152
ExxonMobil Corp.	2,228,168	80,013,513
Kerr-McGee Corp.	35,094	1,572,211
Marathon Oil Corp.	103,231	2,720,137
Occidental Petroleum Corp.	127,631	4,282,020
Sunoco, Inc.	29,486	1,112,802
Unocal Corp.	88,130	2,528,450
		148,871,629
Financials 20.4%
Banks 8.1%
AmSouth Bancorp.	113,499	2,478,818
Bank of America Corp.	498,146	39,368,478
Bank of New York Co., Inc.	257,031	7,389,641
Bank One Corp.	380,642	14,152,270
BB&T Corp.	158,518	5,437,167
Charter One Financial, Inc.	71,662	2,234,421
Comerica, Inc.	58,457	2,718,251
Fifth Third Bancorp.	192,991	11,066,104
First Tennessee National Corp.	43,591	1,914,081
FleetBoston Financial Corp.	350,608	10,416,564
Golden West Financial Corp.	50,728	4,058,747
Huntington Bancshares, Inc.	82,596	1,612,274
J.P. Morgan Chase & Co.	675,036	23,072,730
KeyCorp.	138,083	3,489,357
Marshall & Ilsley Corp.	68,955	2,108,644
Mellon Financial Corp.	146,101	4,054,303
National City Corp.	205,323	6,716,115
North Fork Bancorp., Inc.	50,032	1,704,090
Northern Trust Corp.	69,505	2,904,614
PNC Financial Services Group	96,061	4,688,737
Regions Financial Corp.	70,584	2,384,328
SouthTrust Corp.	117,720	3,201,984
SunTrust Banks, Inc.	94,992	5,636,825
Synovus Financial Corp.	105,521	2,268,702
Union Planters Corp.	61,815	1,918,119
US Bancorp.	637,815	15,626,468
Wachovia Corp.	448,167	17,908,753
Washington Mutual, Inc.	313,161	12,933,549
Wells Fargo & Co.	558,078	28,127,131
Zions Bancorp.	31,956	1,617,293
		243,208,558
Diversified Financials 7.2%
American Express Co.	435,643	18,214,234
Bear Stearns Companies, Inc.	32,808	2,375,955
Capital One Finance Corp.	73,958	3,637,254
Charles Schwab Corp.	460,197	4,643,388
Citigroup, Inc.	1,714,560	73,383,168
Countrywide Financial Corp.	41,986	2,920,966
Fannie Mae	326,428	22,014,304
Federated Investors, Inc. "B"	36,400	998,088
Franklin Resources, Inc.	85,171	3,327,631
Freddie Mac	230,631	11,709,136
Goldman Sachs Group, Inc.	156,169	13,079,154
Janus Capital Group, Inc.	73,579	1,206,696
Lehman Brothers Holdings, Inc.	80,122	5,326,511
MBNA Corp.	424,505	8,846,684
Merrill Lynch & Co., Inc.	307,904	14,372,959
Moody's Corp.	50,000	2,635,500
Morgan Stanley	363,264	15,529,536
Providian Financial Corp.*	89,989	833,298
SLM Corp.	153,465	6,011,224
State Street Corp.	112,534	4,433,840
T. Rowe Price Group, Inc.	45,076	1,701,619
		217,201,145
Insurance 4.7%
ACE Ltd.	84,828	2,908,752
AFLAC, Inc.	170,944	5,256,528
Allstate Corp.	235,770	8,405,201
Ambac Financial Group, Inc.	37,134	2,460,128
American International Group, Inc.	865,148	47,738,867
Aon Corp.	103,987	2,504,007
Chubb Corp.	58,879	3,532,740
Cincinnati Financial Corp.	50,780	1,883,430
Hartford Financial Services Group, Inc.	90,046	4,534,717
Jefferson-Pilot Corp.	44,888	1,861,056
John Hancock Financial Services, Inc.	95,365	2,930,566
Lincoln National Corp.	58,778	2,094,260
Loews Corp.	64,362	3,043,679
Marsh & McLennan Companies, Inc.	178,432	9,112,522
MBIA, Inc.	50,846	2,478,743
MetLife, Inc.	252,411	7,148,280
MGIC Investment Corp.	35,563	1,658,658
Principal Financial Group, Inc.	106,219	3,425,563
Progressive Corp.	73,947	5,405,526
Prudential Financial, Inc.	187,416	6,306,548
Safeco Corp.	48,989	1,728,332
St. Paul Companies, Inc.	78,085	2,850,883
Torchmark Corp.	38,510	1,434,498
Travelers Property Casualty Corp. "B"*	333,492	5,259,169
UnumProvident Corp.	98,694	1,323,487
XL Capital Ltd. "A"	44,432	3,687,856
		140,973,996
Real Estate 0.4%
Apartment Investment & Management Co. (REIT)	32,800	1,134,880
Equity Office Properties Trust (REIT)	134,511	3,633,142
Equity Residential (REIT)	85,460	2,217,687
Plum Creek Timber Co., Inc. (REIT)	61,124	1,586,168
Simon Property Group, Inc. (REIT)	62,934	2,456,314
		11,028,191
Health Care 14.8%
Biotechnology 1.3%
Amgen, Inc.*	419,624	27,670,007
Biogen, Inc.*	50,610	1,923,180
Chiron Corp.*	63,027	2,755,540
Genzyme Corp. (General Division)*	71,840	3,002,912
MedImmune, Inc.*	84,537	3,074,611
		38,426,250
Health Care Equipment & Supplies 1.9%
Applera Corp. - Applied Biosystems Group	68,235	1,298,512
Bausch & Lomb, Inc.	17,701	663,788
Baxter International, Inc.	196,298	5,103,748
Becton, Dickinson & Co.	84,292	3,274,744
Biomet, Inc.	85,675	2,455,446
Boston Scientific Corp.*	138,553	8,465,588
C.R. Bard, Inc.	17,047	1,215,622
Guidant Corp.*	101,482	4,504,786
Medtronic, Inc.	403,399	19,351,050
St. Jude Medical, Inc.*	58,663	3,373,123
Stryker Corp.	65,474	4,541,931
Zimmer Holdings, Inc.*	64,508	2,906,085
		57,154,423
Health Care Providers & Services 1.8%
Aetna, Inc.	49,849	3,000,910
AmerisourceBergen Corp.	36,924	2,560,679
Anthem, Inc.*	46,742	3,606,145
Cardinal Health, Inc.	148,768	9,565,782
CIGNA Corp.	46,325	2,174,496
HCA, Inc.	169,785	5,439,911
Health Management Associates, Inc.	79,033	1,458,159
Humana, Inc.*	53,651	810,130
IMS Health, Inc.	80,806	1,453,700
Manor Care, Inc.*	31,909	798,044
McKesson Corp.	99,015	3,538,796
Quest Diagnostics, Inc.*	34,851	2,223,494
Quintiles Transnational Corp.*	38,997	553,367
Tenet Healthcare Corp.*	156,748	1,826,114
UnitedHealth Group, Inc.	197,412	9,919,953
Wellpoint Health Networks, Inc.*	49,166	4,144,694
		53,074,374
Pharmaceuticals 9.8%
Abbott Laboratories	520,722	22,786,794
Allergan, Inc.	44,139	3,403,117
Bristol-Myers Squibb Co.	646,536	17,553,452
Eli Lilly & Co.	373,847	25,784,228
Forest Laboratories, Inc.*	122,681	6,716,785
Johnson & Johnson	985,101	50,929,722
King Pharmaceuticals, Inc.*	76,375	1,127,295
Merck & Co., Inc.	745,406	45,134,333
Pfizer, Inc.	2,630,393	89,827,921
Schering-Plough Corp.	493,352	9,176,347
Watson Pharmaceuticals, Inc.*	38,207	1,542,417
Wyeth	441,809	20,124,400
		294,106,811
Industrials 11.3%
Aerospace & Defense 1.7%
Boeing Co.	280,020	9,610,286
General Dynamics Corp.	67,330	4,881,425
Goodrich Corp.	35,138	737,898
Honeywell International, Inc.	285,468	7,664,816
Lockheed Martin Corp.	151,826	7,222,363
Northrop Grumman Corp.	61,025	5,265,847
Raytheon Co.	136,023	4,466,995
Rockwell Collins, Inc.	57,644	1,419,772
United Technologies Corp.	156,520	11,086,312
		52,355,714
Air Freight & Logistics 1.0%
FedEx Corp.	100,301	6,221,671
Ryder System, Inc.	20,690	530,078
United Parcel Service, Inc. "B"	373,370	23,783,669
		30,535,418
Airlines 0.2%
Delta Air Lines, Inc.	41,918	615,356
Southwest Airlines Co.	257,691	4,432,285
		5,047,641
Building Products 0.2%
American Standard Companies, Inc.*	23,984	1,773,137
Crane Co.	19,409	439,226
Masco Corp.	162,805	3,882,899
		6,095,262
Commercial Services & Supplies 1.9%
Allied Waste Industries, Inc.*	69,746	700,947
Apollo Group, Inc. "A"*	57,683	3,562,502
Automatic Data Processing, Inc.	198,337	6,715,691
Avery Dennison Corp.	36,231	1,818,796
Cendant Corp.*	343,373	6,290,593
Cintas Corp.	56,366	1,997,611
Concord EFS, Inc.*	170,771	2,513,749
Convergys Corp.*	57,440	919,040
Deluxe Corp.	18,252	817,690
Equifax, Inc.	47,109	1,224,834
First Data Corp.	248,826	10,311,349
Fiserv, Inc.*	63,350	2,255,894
H&R Block, Inc.	59,991	2,594,611
Paychex, Inc.	124,567	3,651,059
Pitney Bowes, Inc.	78,285	3,006,927
R.R. Donnelley & Sons Co.	35,421	925,905
Robert Half International, Inc.*	57,375	1,086,683
Sabre Holdings Corp.*	52,546	1,295,259
Waste Management, Inc.	197,040	4,746,694
		56,435,834
Construction & Engineering 0.0%
Fluor Corp.	26,604	894,959
McDermott International, Inc.*	18,719	118,491
		1,013,450
Electrical Equipment 0.4%
American Power Conversion Corp.*	64,797	1,010,185
Cooper Industries, Inc. "A"	30,801	1,272,081
Emerson Electric Co.	139,270	7,116,697
Molex, Inc.	63,486	1,713,487
Power-One, Inc.*	31,127	222,558
Rockwell Automation, Inc.	61,456	1,465,111
Thomas & Betts Corp.*	18,649	269,478
		13,069,597
Industrial Conglomerates 4.2%
3M Co.	129,033	16,642,676
General Electric Co.	3,323,865	95,328,448
Textron, Inc.	46,827	1,827,190
Tyco International Ltd.	660,329	12,533,044
		126,331,358
Machinery 1.2%
Caterpillar, Inc.	115,034	6,402,792
Cummins, Inc.	13,823	496,107
Danaher Corp.	51,061	3,474,701
Deere & Co.	80,596	3,683,237
Dover Corp.	68,459	2,051,032
Eaton Corp.	24,677	1,939,859
Illinois Tool Works, Inc.	101,771	6,701,620
Ingersoll-Rand Co. "A"	56,027	2,651,198
ITT Industries, Inc.	31,246	2,045,363
Navistar International Corp.*	23,271	759,333
PACCAR, Inc.	37,690	2,541,060
Pall Corp.	40,710	915,975
Parker-Hannifin Corp.	39,068	1,640,465
		35,302,742
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	124,286	3,534,694
CSX Corp.	71,826	2,161,244
Norfolk Southern Corp.	130,044	2,496,845
Union Pacific Corp.	84,465	4,900,659
		13,093,442
Trading Companies & Distributors 0.1%
Genuine Parts Co.	56,178	1,798,258
W.W. Grainger, Inc.	30,262	1,415,051
		3,213,309
Information Technology 15.1%
Communications Equipment 2.3%
ADC Telecommunications, Inc.*	221,424	515,475
Andrew Corp.*	36,767	338,256
Avaya, Inc.*	135,355	874,393
CIENA Corp.*	152,589	791,937
Cisco Systems, Inc.*	2,338,464	39,028,964
Comverse Technologies, Inc.*	65,405	983,037
Corning, Inc.*	404,490	2,989,181
JDS Uniphase Corp.*	472,919	1,659,946
Lucent Technologies, Inc.*	1,349,795	2,740,084
Motorola, Inc.	766,596	7,229,000
QUALCOMM, Inc.*	262,327	9,378,190
Scientific-Atlanta, Inc.	53,217	1,268,693
Tellabs, Inc.*	143,530	942,992
		68,740,148
Computers & Peripherals 3.9%
Apple Computer, Inc.*	119,339	2,281,762
Dell Computer Corp.*	855,647	27,346,478
EMC Corp.*	727,662	7,618,621
Gateway, Inc.*	89,825	327,861
Hewlett-Packard Co.	1,021,436	21,756,587
International Business Machines Corp.	573,684	47,328,930
Lexmark International, Inc.*	41,657	2,948,066
NCR Corp.*	32,249	826,219
Network Appliance, Inc.*	112,309	1,820,529
Sun Microsystems, Inc.*	1,056,865	4,861,579
		117,116,632
Electronic Equipment & Instruments 0.4%
Agilent Technologies, Inc.*	157,241	3,074,062
Jabil Circuit, Inc.*	67,875	1,500,038
Millipore Corp.*	17,481	775,632
PerkinElmer, Inc.	45,463	627,844
Sanmina Corp.*	177,838	1,122,158
Solectron Corp.*	286,327	1,070,863
Symbol Technologies, Inc.	76,219	991,609
Tektronix, Inc.*	31,010	669,816
Thermo Electron Corp.*	54,028	1,135,669
Waters Corp.*	42,705	1,243,997
		12,211,688
Internet Software & Services 0.2%
Yahoo!, Inc.*	200,111	6,555,636
IT Consulting & Services 0.3%
Computer Sciences Corp.*	61,932	2,360,848
Electronic Data Systems Corp.	157,619	3,380,928
SunGard Data Systems, Inc.*	93,608	2,425,383
Unisys Corp.*	105,484	1,295,344
		9,462,503
Office Electronics 0.1%
Xerox Corp.*	243,256	2,576,081
Semiconductor Equipment & Products 3.2%
Advanced Micro Devices, Inc.*	114,197	732,003
Altera Corp.*	126,843	2,080,225
Analog Devices, Inc.*	120,568	4,198,178
Applied Materials, Inc.*	546,235	8,663,287
Applied Micro Circuits Corp.*	112,483	680,522
Broadcom Corp. "A"*	91,580	2,281,258
Intel Corp.	2,185,382	45,420,979
KLA-Tencor Corp.*	63,085	2,932,822
Linear Technology Corp.	103,606	3,337,149
LSI Logic Corp.*	123,855	876,893
Maxim Integrated Products, Inc.	107,043	3,659,800
Micron Technology, Inc.*	201,549	2,344,015
National Semiconductor Corp.*	60,333	1,189,767
Novellus Systems, Inc.*	49,582	1,815,742
NVIDIA Corp.*	52,499	1,208,002
PMC-Sierra, Inc.*	53,802	631,097
QLogic Corp.*	31,100	1,503,063
Teradyne, Inc.*	60,958	1,055,183
Texas Instruments, Inc.	582,448	10,251,085
Xilinx, Inc.*	111,813	2,829,987
		97,691,057
Software 4.7%
Adobe Systems, Inc.	80,552	2,583,303
Autodesk, Inc.	35,324	570,836
BMC Software, Inc.*	81,069	1,323,857
Citrix Systems, Inc.*	54,314	1,105,833
Computer Associates International, Inc.	192,815	4,295,918
Compuware Corp.*	113,321	653,862
Electronic Arts, Inc.*	49,753	3,681,224
Intuit, Inc.*	69,433	3,091,851
Mercury Interactive Corp.*	30,479	1,176,794
Microsoft Corp.*	3,572,185	91,483,658
Novell, Inc.*	117,582	362,153
Oracle Corp.*	1,746,829	20,996,885
Parametric Technology Corp.*	75,203	229,369
PeopleSoft, Inc.*	106,036	1,865,173
Siebel Systems, Inc.*	165,633	1,580,139
Symantec Corp.	49,860	2,186,860
VERITAS Software Corp.*	138,268	3,964,144
		141,151,859
Materials 2.6%
Chemicals 1.4%
Air Products & Chemicals, Inc.	75,090	3,123,744
Dow Chemical Co.	310,391	9,609,705
E.I. du Pont de Nemours & Co.	329,052	13,701,725
Eastman Chemical Co.	25,486	807,142
Ecolab, Inc.	86,142	2,205,235
Engelhard Corp.	42,261	1,046,805
Great Lakes Chemicals Corp.	16,571	338,048
Hercules, Inc.*	36,030	356,697
International Flavors & Fragrances, Inc.	30,616	977,569
Monsanto Co.	86,392	1,869,523
PPG Industries, Inc.	56,062	2,844,586
Praxair, Inc.	53,414	3,210,181
Rohm & Haas Co.	73,189	2,271,055
Sigma-Aldrich Corp.	23,734	1,285,908
		43,647,923
Construction Materials 0.0%
Vulcan Materials Co.	33,631	1,246,701
Containers & Packaging 0.2%
Ball Corp.	18,812	856,134
Bemis Co., Inc.	17,515	819,702
Pactiv Corp.*	51,749	1,019,973
Sealed Air Corp.*	27,736	1,321,898
Temple-Inland, Inc.	17,831	765,128
		4,782,835
Metals & Mining 0.5%
Alcoa, Inc.	279,551	7,128,551
Allegheny Technologies, Inc.	22,879	151,001
Freeport-McMoRan Copper & Gold, Inc. "B"*	52,090	1,276,205
Newmont Mining Corp.	135,600	4,401,576
Nucor Corp.	25,809	1,260,770
Phelps Dodge Corp.*	29,437	1,128,615
United States Steel Corp.	33,892	554,812
Worthington Industries, Inc.	28,265	378,751
		16,280,281
Paper & Forest Products 0.5%
Boise Cascade Corp.	18,878	451,184
Georgia-Pacific Corp.	82,732	1,567,771
International Paper Co.	158,362	5,658,274
Louisiana-Pacific Corp.*	32,691	354,370
MeadWestvaco Corp.	66,193	1,634,967
Weyerhaeuser Co.	72,464	3,913,056
		13,579,622
Telecommunication Services 3.8%
Diversified Telecommunication Services 3.3%
ALLTEL Corp.	102,836	4,958,752
AT&T Corp.	266,548	5,131,049
BellSouth Corp.	619,607	16,500,134
CenturyTel, Inc.	46,155	1,608,502
Citizens Communications Co.*	97,505	1,256,839
Qwest Communications International, Inc.*	568,681	2,718,295
SBC Communications, Inc.	1,108,748	28,328,511
Sprint Corp.	304,606	4,386,326
Verizon Communications, Inc.	914,752	36,086,966
		100,975,374
Wireless Telecommunication Services 0.5%
AT&T Wireless Services, Inc.*	896,204	7,357,835
Nextel Communications, Inc. "A"*	339,825	6,144,036
Sprint Corp. (PCS Group)*	330,423	1,899,932
		15,401,803
Utilities 2.9%
Electric Utilities 2.3%
Allegheny Energy, Inc.	39,318	332,237
Ameren Corp.	59,319	2,615,968
American Electric Power Co.	126,915	3,785,874
CenterPoint Energy, Inc.	111,168	906,019
CINergy Corp.	58,136	2,138,823
CMS Energy Corp.	47,649	385,957
Consolidated Edison, Inc.	72,816	3,151,476
Constellation Energy Group, Inc.	56,187	1,927,214
Dominion Resources, Inc.	102,418	6,582,405
DTE Energy Co.	57,503	2,221,916
Edison International*	100,890	1,657,623
Entergy Corp.	75,209	3,969,531
Exelon Corp.	107,469	6,427,721
FirstEnergy Corp.	100,995	3,883,258
FPL Group, Inc.	60,747	4,060,937
PG&E Corp.*	140,547	2,972,569
Pinnacle West Capital Corp.	26,996	1,011,000
PPL Corp.	52,224	2,245,632
Progress Energy, Inc.	77,450	3,400,055
Public Service Enterprise Group, Inc.	75,673	3,197,184
Southern Co.	238,888	7,443,750
TECO Energy, Inc.	65,888	789,997
TXU Corp.	110,225	2,474,551
Xcel Energy, Inc.	138,137	2,077,580
		69,659,277
Gas Utilities 0.3%
El Paso Corp.	208,098	1,681,432
KeySpan Corp.	51,275	1,817,699
Kinder Morgan, Inc.	43,759	2,391,429
NICOR, Inc.	14,537	539,468
NiSource, Inc.	81,366	1,545,954
Peoples Energy Corp.	10,357	444,212
Sempra Energy	67,690	1,931,196
		10,351,390
Multi-Utilities & Unregulated Power 0.3%
AES Corp.*	193,850	1,230,948
Calpine Corp.*	113,293	747,734
Duke Energy Corp.	299,832	5,981,648
Dynegy, Inc. "A"	94,061	395,056
Mirant Corp.*	117,708	341,353
Williams Companies, Inc.	170,923	1,350,292
		10,047,031
Total Common Stocks (Cost $3,306,607,311)		2,992,131,324

	Principal Amount ($)	Value ($)

US Treasury Obligation 0.1%
US Treasury Bill, 0.88%**, 10/16/2003 (c) (Cost $2,788,470)	2,795,000	2,787,632

	Shares	Value ($)

Cash Equivalents 0.7%
Cash Management Fund Institutional, 1.00% (b) (Cost $21,560,008)	21,560,008	21,560,008
Total Investment Portfolio - 100.0% (Cost $3,330,955,789) (a)		3,016,478,964

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $3,564,592,762. At June 30, 2003, net unrealized depreciation for all securities based on tax cost was $548,113,798. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $247,453,041 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $795,566,839.
(b) Cash Management Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c) At June 30,2003, this security has been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.
At June 30, 2003, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Market Value ($)	Unrealized Depreciation ($)
S&P 500 Index	9/19/2003	100	24,469,031	24,332,500	136,531
Total unrealized depreciation on open futures contracts					136,531

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value: Unaffiliated issuers (cost $3,309,395,781)	$ 2,994,918,956
Affiliated issuers (cost $21,560,008)	21,560,008
Total investments in securities, at value (cost $3,330,955,789)	3,016,478,964
Dividends receivable	3,738,106
Receivable for shares of beneficial interest subscribed	797,212
Receivable for daily variation margin on open futures contracts	3,500
Other assets	25,974
Total assets	$ 3,021,043,756
Liabilities
Due to custodian bank	49,398
Accrued advisory fee	175,839
Other accrued expenses and payables	56,716
Total liabilities	281,953
Net assets	$ 3,020,761,803

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Dividends (net of foreign taxes withheld of $2,470)	$ 23,213,949
Dividends from Cash Management Fund Institutional	254,128
Interest	272,583
Total income	23,740,660
Expenses: Advisory fees	614,952
Audit fees	15,950
Legal	5,226
Trustees' fees and expenses	29,324
Other	49,377
Total expenses, before expense reductions	714,829
Expense reductions	(48,186)
Total expenses, after expense reductions	666,643
Net investment income (loss)	23,074,017
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(112,512,025)
Futures	6,779,321
(105,732,704)
Net unrealized appreciation (depreciation) during the period on: Investments	421,907,638
Futures	(68,531)
421,839,107
Net gain (loss) on investment transactions	316,106,403
Net increase (decrease) in net assets resulting from operations	$ 339,180,420

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 23,074,017	$ 41,719,227
Net realized gain (loss) on investment transactions	(105,732,704)	(336,839,911)
Net unrealized appreciation (depreciation) on investment transactions during the period	421,839,107	(393,510,823)
Net increase (decrease) in net assets resulting from operations	339,180,420	(688,631,507)
Capital transactions in shares of beneficial interest: Proceeds from capital invested	971,711,799	878,391,542
Subscriptions in-kind	193,116,766	79,675,476
Redemptions in-kind	(144,257,160)	(72,979,345)
Value of capital withdrawn	(687,021,934)	(809,774,423)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	333,549,471	75,313,250
Increase (decrease) in net assets	672,729,891	(613,318,257)
Net assets at beginning of period	2,348,031,912	2,961,350,169
Net assets at end of period	$ 3,020,761,803	$ 2,348,031,912

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,021	2,348	2,961	7,089	8,165	5,201
Ratio of expenses before expense reductions (%)	.05*	.05	.05	.06	.08	.10
Ratio of expenses after expense reductions (%)	.05*	.05	.05	.06[b]	.08	.08[c]
Ratio of net investment income (loss) (%)	1.73*	1.56	1.29	1.18	1.35	1.50
Portfolio turnover rate (%)	18*	19	9[d]	28	13	4
Total investment return (%)[e]	11.68**	(22.02)	-	-	-	-
[a] For the six months ended June 30, 2003 (Unaudited).
[b] Effective March 15, 2000, the Advisor and Administrator contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
[c] Effective May 6, 1998, the Advisor and Administrator contractually agreed to limit its fees from the portfolio to the lesser of .05% or the amount that brings the total annual operating expenses up to .08% of the portfolio's average daily net assets.
[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
[e] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

The Scudder Equity 500 Index Portfolio (formerly Equity 500 Index Portfolio) (the "Portfolio"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investments companies and Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the six months ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $613,169,666 and $239,036,480, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or "the Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both wholly owned subsidiaries of Deutsche Bank AG. For its services as Administrator, ICCC does not receive a fee.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. Effective April 25, 2003, Northern Trust Investments, N.A. (formerly Northern Trust Investments, Inc.) ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Portfolio. The management fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. The Portfolio waives a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

In addition, for the six months ended June 30, 2003, the Advisor maintained the annualized expenses of the Portfolio at not more than 0.05% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor waives its fees may vary at any time without notice to shareholders.

Accordingly, for the six months ended June 30, 2003, the Advisor did not impose a portion of its Advisory Fee pursuant to the Advisory Agreement aggregating $48,186 and the amount imposed aggregated $566,766, which was equivalent to an annual effective rate of 0.04% of the Portfolio's average net assets.

Trustees' Fees and Expenses. The Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specific amounts for attended board and committee meetings.

Other. The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc. Distributions from Cash Management Fund Institutional to the Portfolio for the six months ended June 30, 2003, totaled $254,128.

Effective May 2, 2003, State Street Bank and Trust Company ("State Street") is the Portfolio's custodian. Prior to May 2, 2003, Deutsche Bank Trust Company Americas, an affiliate of the Advisor and Administrator, served as custodian for the Portfolio.

D. Line of Credit

Prior to April 11, 2003, the Portfolio and several other affiliated funds (the "Participants") shared in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated pro rata based upon net assets among each of the Participants. Interest was calculated at the Federal Funds Rate plus 0.625 percent.

Effective April 11, 2003, the Portfolio entered into a new revolving credit facility with JP Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Redemption in Kind

On March 7, 2003, the Portfolio liquidated a feeder fund's ownership by issuing securities and cash totaling $20,224,096 including unrealized depreciation which was allocated to the feeder.

Investment Products

Scudder Funds

Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Development Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund

Scudder Gold & Precious Metals Fund

Scudder Global Biotechnology Fund

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund

Scudder Mid Cap Fund

Scudder Small Cap Fund

Scudder Strategic Growth Fund

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors Equity
Partners Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Multicategory/Asset Allocation Funds

Scudder Balanced Fund

Scudder Flag Investors Value Builder Fund

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Long Range Fund

Scudder Lifecycle Short Range Fund

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund

Scudder GNMA Fund

Scudder High Income Plus Fund (formerly Deutsche High Yield Bond Fund)

Scudder High Income Fund (formerly Scudder High Yield Fund)

Scudder High Income Opportunity Fund (formerly Scudder High Yield Opportunity Fund)

Scudder Income Fund

Scudder PreservationPlus Fund

Scudder PreservationPlus Income Fund

Scudder Short Duration Fund (formerly Scudder Short-Term Fixed Income Fund)

Scudder Short-Term Bond Fund

Scudder Strategic Income Fund

Scudder U.S. Government Securities Fund

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Medium-Term Tax-Free Fund

Scudder Municipal Bond Fund

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund

Index-Related Funds

Scudder EAFE ® Equity Index Fund

Scudder Equity 500 Index Fund

Scudder S&P 500 Index Fund

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund

Money Market
A large number of money market funds are available through Scudder Investments.

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Coverdell Education Savings Account UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Central Europe and Russia Fund, Inc. (formerly The Central European Equity Fund, Inc.)

The Germany Fund, Inc.

The New Germany Fund, Inc.

The SMALLCap Fund, Inc.

Not all funds are available in all share classes.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 621-1048 To speak with a Scudder service representative.
Written correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148

	Investment Class	Premier Class
Nasdaq Symbol	BTIEX	BTIIX
CUSIP Number	811162 874	811162 601
Fund Number	815	565

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Notes

Notes

Notes

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ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIERS AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the six month period ended June 30, 2003, management identified an issue related to a different registrant within the Scudder fund complex.
Management discussed the issue with the Registrant's Audit Committee and auditors and instituted additional procedures to enhance its internal controls over financial reporting.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Equity 500 Index Fund

By:                                 /s/Richard T. Hale
                                    -------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Equity 500 Index Fund

By:                                 /s/Richard T. Hale
                                    -------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

By:                                 /s/Charles A. Rizzo
                                    -------------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 19, 2003
                                    -------------------------------------